FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS (Schedule of Investments with Continuous Unrealized Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 22,914	$ 100,681
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(153)	(798)
Investments with continuous unrealized losses losses for 12 months or greater, Fair value	81,309
Investments with continuous unrealized losses losses for 12 months or greater, Unrealized losses	(1,930)
Total Investments with continuous unrealized losses, Fair value	104,223	100,681
Total Investments with continuous unrealized losses, Unrealized losses	(2,083)	(798)
Corporate Debentures [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	19,716	89,133
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(140)	(683)
Investments with continuous unrealized losses losses for 12 months or greater, Fair value	79,609
Investments with continuous unrealized losses losses for 12 months or greater, Unrealized losses	(1,889)
Total Investments with continuous unrealized losses, Fair value	99,325	89,133
Total Investments with continuous unrealized losses, Unrealized losses	(2,029)	(683)
Non- U.S government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	963	2,711
Investments with continuous unrealized losses for less than 12 months, Unrealized losses		(19)
Investments with continuous unrealized losses losses for 12 months or greater, Fair value	1,460
Investments with continuous unrealized losses losses for 12 months or greater, Unrealized losses	(33)
Total Investments with continuous unrealized losses, Fair value	2,423	2,711
Total Investments with continuous unrealized losses, Unrealized losses	(33)	(19)
Municipal bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	2,235	8,837
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(13)	(96)
Investments with continuous unrealized losses losses for 12 months or greater, Fair value
Investments with continuous unrealized losses losses for 12 months or greater, Unrealized losses
Total Investments with continuous unrealized losses, Fair value	2,235	8,837
Total Investments with continuous unrealized losses, Unrealized losses	(13)	$ (96)
Certificate of deposits [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value
Investments with continuous unrealized losses for less than 12 months, Unrealized losses
Investments with continuous unrealized losses losses for 12 months or greater, Fair value	240
Investments with continuous unrealized losses losses for 12 months or greater, Unrealized losses	(8)
Total Investments with continuous unrealized losses, Fair value	240
Total Investments with continuous unrealized losses, Unrealized losses	$ (8)